UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska  68137

(Address of principal executive offices) (Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

 9/30

Date of reporting period:    3/31/11

Item 1.  Reports to Stockholders.

Bishop Volatility Flex Fund

CLASS A AND CLASS C SHARES

Semi-Annual Report

March 31, 2011

1-877-705-1115

WWW.BISHOPASSETMANAGEMENT.COM

Distributed by Northern Lights Distributors, LLC

Member FINRA

Bishop Volatility Flex Fund
PORTFOLIO REVIEW
March 31, 2011 (Unaudited)

The Fund's performance figures* for the period ended March 31, 2011, as compared to its benchmark:

		Since Inception**
Bishop Volatility Flex Fund Class A		-0.60%
Bishop Volatility Flex Fund Class A with load		-6.31%
Bishop Volatility Flex Fund Class C		-0.90%
S&P 500 Total Return Index		11.27%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.33% for Class A shares, 2.08% for Class C shares per the October 19, 2010, prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-705-1115.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is November 19, 2010.

Holdings by Asset Class	% of Net Assets
Money Market Fund	93.8%
Purchased Options	0.8%
Other / Cash & Cash Equivalents	5.4%
	100.0%

Bishop Volatility Flex Fund
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)
	Contacts **		Value
		PURCHASED OPTIONS * - 0.8%
	1	S&P 500 Index SPX, April 2011, Call @ $1310	$ 2,350
	1	S&P 500 Index SPX, April 2011, Put @ $1260	210
	2	S&P 500 Index SPX, April 2011, Put @ $1300	1,460
		TOTAL PURCHASED OPTIONS
		(Cost $4,176)	4,020

	Shares
		MONEY MARKET FUND - 93.8%
	471,563	HighMark Diversified Money Market, due 12/30/30
		(Cost $471,563)	471,563

		TOTAL INVESTMENTS - 94.6% (Cost $475,739) (a)	$ 475,583
		OTHER ASSETS AND LIABILITIES - 5.4%	26,891
		TOTAL NET ASSETS - 100.0%	$ 502,474

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substaintially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 1,028
		Unrealized Depreciation:	(1,184)
		Net Unrealized Depreciation:	$ (156)
*	Non-Income producing security.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

		SCHEDULE OF WRITTEN OPTIONS

	Contacts **	Security, Expiration Date, Exercise Price	Value
	1	S&P 500 Index SPX, April 2011, Call @ $1330	$ 1,200
	2	S&P 500 Index SPX, April 2011, Put @ $1200	150
	1	S&P 500 Index SPX, April 2011, Put @ $1220	100
		TOTAL WRITTEN OPTIONS
		(Premiums Received $4,675)	$ 1,450

See accompanying notes to financial statements.

Bishop Volatility Flex Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011 (Unaudited)

ASSETS
Investment securities:
At cost	$ 475,739
At value	$ 475,583
Cash	700
Receivable due from Advisor	32,365
Receivable for securities sold	148
Dividends and interest receivable	16
Prepaid expenses and other assets	13,623
TOTAL ASSETS	522,435

LIABILITIES
Options written, at value (Premiums received $4,675)	1,450
Fees payable to other affiliates	1,150
Payable for investments purchased	732
Accrued expenses and other liabilities	16,629
TOTAL LIABILITIES	19,961
NET ASSETS	$ 502,474

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 502,821
Accumulated net investment loss	(1,217)
Accumulated net realized loss from security transactions and options written	(2,199)
Net unrealized appreciation of investments and options written	3,069
NET ASSETS	$ 502,474

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 471,510
Shares of beneficial interest outstanding	47,458
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)(b)	$ 9.94
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$ 10.54

Class C Shares:
Net Assets	$ 30,964
Shares of beneficial interest outstanding	3,124
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.91

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within twelve months of purchase.
(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2011(a) (Unaudited)

INVESTMENT INCOME
Interest	$ 32
TOTAL INVESTMENT INCOME	32

EXPENSES
Investment advisory fees	503
Distribution (12b-1) fees:
Class A	156
Class C	47
Administrative services fees	14,537
Transfer agent fees	12,875
Professional fees	11,010
Registration fees	10,365
Accounting services fees	10,279
Custodian fees	5,538
Compliance officer fees	5,366
Printing and postage expenses	4,780
Trustees fees and expenses	2,907
Insurance expense	2,879
Other expenses	831
TOTAL EXPENSES	82,073

Less: Fees waived by the Advisor	(503)
Less: Fees reinbursed by the Advisor	(80,321)
NET EXPENSES	1,249

NET INVESTMENT LOSS	(1,217)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain(loss) from:
Purchased options	(4,417)
Written options	2,218
(2,199)
Net change in unrealized appreciation (depreciation) from:
Purchased options	(156)
Written options	3,225
3,069

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	870

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (347)

(a) The Bishop Volatility Flex Fund commenced operations on November 19, 2010.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund
STATEMENT OF CHANGES IN NET ASSETS
For the
Period Ended
March 31,
2011 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (1,217)
Net realized loss from purchased options and options written	(2,199)
Net change in unrealized appreciation (depreciation) of investments and options written	3,069
Net decrease in net assets resulting from operations	(347)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	471,861
Class C	31,040
Payments for shares redeemed:
Class A	(40)
Class C	(40)
Net increase in net assets from shares of beneficial interest	502,821

TOTAL INCREASE IN NET ASSETS	502,474

NET ASSETS
Beginning of Period	-
End of Period *	$ 502,474
*Includes accumulated net investment loss of:	$ (1,217)

SHARE ACTIVITY
Class A:
Shares Sold	47,462
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	47,458

Class C:
Shares Sold	3,128
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	3,124

(a) The Bishop Volatility Flex Fund commenced operations on November 19, 2010.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A		Class C
	The Period		The Period
	Ended		Ended
	March 31,		March 31,
	2011		2011
	(Unaudited) (1)		(Unaudited) (1)
Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.06)		(0.09)
Net realized and unrealized
gain (loss) on investments	0.00	(7)	0.00	(7)
Total from investment operations	(0.06)		(0.09)

Net asset value, end of period	$ 9.94		$ 9.91

Total return (3)(6)	(0.60)%		(0.90)%

Net assets, at end of period (000s)	$ 472		$ 31

Ratio of gross expenses to average
net assets (4)(5)	119.54%		105.24%
Ratio of net expenses to average
net assets (5)	1.75%		2.50%
Ratio of net investment loss
to average net assets (5)	(1.70)%		(2.45)%

Portfolio Turnover Rate (6)	0%		0%

(1) The Bishop Volatility Flex Fund's Class A and Class C shares commenced operations November 19, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2011 (Unaudited)

1.

ORGANIZATION

The Bishop Volatility Flex Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers two distinct share classes; Class A and Class C shares. The Fund seeks to achieve capital appreciation with capital preservation as a secondary goal. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A and Class C shares.    Class C shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Open Purchased Option Contacts	$ 4,020	$ -	$ -	$ 4,020
Short-Term Investments	471,563	-	-	471,563
Total	$ 475,583	$ -	$ -	$ 475,583
Liabilities	Level 1	Level 2	Level 3	Total
Open Written Option Contracts	$ 1,450	$ -	$ -	$ 1,450
Total	$ 1,450	$ -	$ -	$ 1,450

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the period ended March 31, 2011, the Fund had a loss of $4,417 on purchased options and this loss is included in the line item marked “Net realized loss from security transactions” on the Statement of Operations in this shareholder report.   The net change in unrealized appreciation (depreciation) on purchased options was $(156) as of the period end and is included in the line marked “Net change in unrealized appreciation (depreciation) of purchased options” on the Statement of Operations.

For the period ended March 31, 2011, the Fund had a gain of $2,218 on options written and this gain is included in the line item marked “Net realized gain from written options” on the Statement of Operations in this shareholder report.   The net change in unrealized appreciation (depreciation) on written options was $3,225 as of the period end and is included in the line marked “Net change in unrealized appreciation (depreciation) on written options” on the Statement of Operations.

The number of option contracts written and the premiums received by the Fund during the period ended March 31, 2011, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -
Options written	105	10,834
Options exercised	-	-
Options expired	(33)	(2,207)
Options closed	(68)	(3,952)
Options outstanding, end of period	4	$ 4,675

3. INVESTMENT TRANSACTIONS

For the period ended March 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $0 and $0 respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Bishop Asset Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.75% and 2.50% per annum of the Fund’s average daily net assets for Class A and Class C shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.75% and 2.50% of average daily net assets attributable to Class A and Class C shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.75% and 2.50% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class A and Class C shares subsequently exceed 1.75% and 2.50%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

For the period ended March 31, 2011, the Advisor waived fees in the amount of $503 and reimbursed expenses in the amount of $80,321.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares.   The Distributor is an affiliate of GFS. For the period ended March 31, 2011, the Distributor received $2 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000* per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

*Minimum annual fee will increase to $40,000 per annum in November 2012

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,300 plus $5,400 for each additional share class above one plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

*Minimum annual fee will increase to $27,000 plus $6,000 for each additional class per annum in November 2012

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $16,200* per share class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

*Minimum annual fee will increase to $18,000 per share class in November 2012

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended March 31, 2011, the Fund incurred expenses of $5,366 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended March 31, 2011, GemCom collected amounts totaling $2,845 for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of their assets in HighMark Diversified Money Market Fund (the “HighMark Fund”). The Fund may redeem their investments from the HighMark Fund at any time if the Advisor determines that it is in the best interest of the Funds’ and their shareholders to do so.

The performance of the Fund may be directly affected by the performance of the HighMark Fund.  The financial statements of the HighMark Fund, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.  As of March 31, 2011, the percentage of net assets invested in the Portfolio was 93.8%.

6.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on gross basis rather than a net number as currently required.   Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Bishop Volatility Flex Fund

EXPENSE EXAMPLES

March 31, 2011(Unaudited)

As a shareholder of the Bishop Volatility Flex Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Bishop Volatility Flex Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 19, 2010 through March 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Bishop Volatility Flex Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 11/19/10	Ending Account Value 3/31/11	Expenses Paid During Period 11/19/10 – 3/31/11	Expense Ratio During Period*** 11/19/10 – 3/31/11
Class A	$1,000.00	$994.00	$6.31*	1.75%
Class C	1,000.00	991.00	9.00*	2.50

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period 10/1/10 – 3/31/11	Expense Ratio During Period*** 10/1/10 – 3/31/11
Class A	$1,000.00	$1,016.21	$8.80**	1.75%
Class C	1,000.00	1,012.47	12.54**	2.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (132) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

***Annualized.

Bishop Volatility Flex Fund

SUPPLEMENTAL INFORMATION

March 31, 2011 (Unaudited)

Approval of Advisory Agreement – Bishop Volatility Flex Fund

In connection with a regular meeting held on August 12, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Bishop Asset Management, LLC (“BAM” or the “Adviser”) and the Trust, on behalf of Bishop Volatility Flex Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees then reviewed the materials provided by BAM, including the financial statements of BAM and discussed the presentation given by BAM regarding the Fund.  The Board discussed the BAM’s capabilities and the experience of its fund management personnel.  The Trustees concluded that BAM has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because BAM had not yet commenced operations, the Trustees could not consider the investment performance.  However, the Board, including the Independent Trustees, considered the past performance of BAM with its existing accounts. The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that BAM would charge a 0.75% annual advisory fee based on the average net assets of the Fund. The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by BAM in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by BAM from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and its expected asset level, the Board was satisfied that BAM’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

Bishop Volatility Flex Fund

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2011 (Unaudited)

FINANCIAL STATEMENTS OF UNDERLYING FUND

As discussed in Note 5 of the financial statements, the following pages will include the financial statements of the aforementioned underlying fund, the HighMark Diversified Money Market Fund (the “HighMark Fund”).   The pages have been extracted from the latest audited annual report published for the Portfolio, dated July 31, 2010.   The full report of the HighMark Funds, along with the report of the independent registered public accounting firm is included in the Fidelity Funds’ N-CSR filing dated October 7, 2010, available at ‘www.sec.gov’.  Following the pages extracted from the July 31, 2010 report, the reader will find an unaudited portfolio of holdings for the HighMark Diversified Money Market Fund as of March 31, 2011.

taxable money market funds* (unaudited)

performance

For the fiscal year ended July 31, 2010, HighMark 100% U.S. Treasury Money Market Fund posted a seven-day effective yield of 0.01% (Fiduciary Shares)**, HighMark Treasury Plus Money Market Fund posted a seven-day effective yield of 0.03% (Fiduciary Shares)**, HighMark U.S. Government Money Market Fund posted a seven-day effective yield of 0.05% (Fiduciary Shares)** and HighMark Diversified Money Market Fund posted a seven-day effective yield of 0.16% (Fiduciary Shares)**. (These funds are collectively the "Funds," and each is a "Fund.")

factors affecting performance

A muted economic recovery with low interest rates, strong demand for short-term U.S. Treasury securities and a general shortage of high-quality investments all contributed negatively to the Funds' performance.

HighMark 100% U.S. Treasury Money Market Fund's investment strategy was driven primarily by supply fluctuations, auction sizes and timing. At year-end 2009, U.S. Treasury securities maturing in three months or less traded at, or near, zero market yields.

HighMark Treasury Plus Money Market Fund was negatively affected by this same trend. The yield advantage when compared with direct short-term U.S. Treasury investments led the Fund to invest primarily in overnight repurchase agreements during the period. Within prospectus limits, this Fund and the HighMark U.S. Government Money Market Fund benefited by investing in U.S. Government agency guaranteed issues.

HighMark Diversified Money Market Fund struggled with collapsing yields and a shortage of high-quality financial paper in the first half of the fiscal year. During this time, it focused on sovereign guarantees offered for new issue bank debt with attractive levels for one year maturities. Beginning in late March 2010, London Interbank Offered Rates (LIBOR) began to rise over concerns with European banking and sovereign risks, especially in Greece. The Fund benefited from this uptick through resets on adjustable rate securities it held, as one month LIBOR rates increased 0.10% before peaking in mid-May 2010 at 0.34%, and three month LIBOR rose by 0.20% to 0.54%. European Union guarantees, led by Germany and France, reassured capital markets, and as a result the LIBOR curve normalized.

* *An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government, except that the HighMark Money Market Funds participated in the U.S. Department of Treasury's Temporary Guarantee Program until the program expired on September 18, 2009 (see Note 7 to the accompanying financial statements). Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. It is possible to lose money by investing in the Funds.*

** The seven-day effective yields, as of July 31, 2010, are as follows:

	Class A Shares	Class B Shares	Class C Shares	Class S Shares	Fiduciary Shares
Diversified Money Market Fund					
Subsidized†	0.07%	n/a	n/a	0.07%	0.16%
Non-Subsidized	-0.29%	n/a	n/a	-0.34%	-0.04%
Treasury Plus Money Market Fund					
Subsidized†	0.03%	n/a	n/a	0.00%	0.03%
Non-Subsidized	-0.87%	n/a	n/a	0.00%	-0.62%
U.S. Government Money Market Fund					
Subsidized†	0.05%	0.05%	0.05%	0.05%	0.05%
Non-Subsidized	-0.75%	-1.24%	-1.00%	-0.80%	-0.50%
100% U.S. Treasury Money Market Fund					
Subsidized†	0.01%	n/a	n/a	0.01%	0.01%
Non-Subsidized	-0.85%	n/a	n/a	-0.90%	-0.60%

† The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The yields shown also reflect voluntary waivers in place. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

fund sectors

Diversified Money Market Fund

Sector	% of Portfolio
Commercial Paper	52.0%
Certificates of Deposit	34.5
Corporate Obligations	9.7
Foreign Bank Note	1.9
Repurchase Agreement	1.5
Variable Rate Demand Notes	0.4

Treasury Plus Money Market Fund

Sector	% of Portfolio
Repurchase Agreements	96.3%
U.S. Government Guaranteed Obligation	3.7

U.S. Government Money Market Fund

Sector	% of Portfolio
Repurchase Agreements	58.4%
U.S. Government Agency Obligations	20.8
Variable Rate Demand Notes	15.6
U.S. Government Guaranteed Obligation	5.2

100% U.S. Treasury Money Market Fund

Sector	% of Portfolio
U.S. Treasury Bills	100.0%

HIGHMARK® FUNDS 3

disclosure of fund expenses

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways.

- **Actual Fund return.** This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

- **Hypothetical 5% return.** This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as redemption fees, which are described in each Fund's prospectus. If these fees were applied to your account, your costs would be higher.

	Beginning Account Value at 2/1/10	Ending Account Value at 7/31/10	Net Annualized Expense Ratios	Expenses Paid During Period*
California Tax-Free Money Market Fund				
Actual Fund Return				
Fiduciary Shares	$1,000.00	$1,000.10	0.40%	$1.98
Class A Shares	1,000.00	1,000.10	0.42%	2.08
Class S Shares	1,000.00	1,000.10	0.42%	2.08
Hypothetical 5% Return				
Fiduciary Shares	$1,000.00	$1,022.81	0.40%	$2.01
Class A Shares	1,000.00	1,022.71	0.42%	2.11
Class S Shares	1,000.00	1,022.71	0.42%	2.11
Diversified Money Market Fund				
Actual Fund Return				
Fiduciary Shares	$1,000.00	$1,000.80	0.56%	$2.78
Class A Shares	1,000.00	1,000.40	0.73%	3.62
Class S Shares	1,000.00	1,000.40	0.75%	3.72
Hypothetical 5% Return				
Fiduciary Shares	$1,000.00	$1,022.02	0.56%	$2.81
Class A Shares	1,000.00	1,021.17	0.73%	3.66
Class S Shares	1,000.00	1,021.08	0.75%	3.76

	Beginning Account Value at 2/1/10	Ending Account Value at 7/31/10	Net Annualized Expense Ratios	Expenses Paid During Period*
Treasury Plus Money Market Fund				
Actual Fund Return				
Fiduciary Shares	$1,000.00	$1,000.10	0.14%	$0.69
Class A Shares	1,000.00	1,000.10	0.16%	0.79
Class S Shares	1,000.00	1,000.00	0.14%	0.69
Hypothetical 5% Return				
Fiduciary Shares	$1,000.00	$1,024.10	0.14%	$0.70
Class A Shares	1,000.00	1,024.00	0.16%	0.80
Class S Shares	1,000.00	1,024.10	0.14%	0.70
U.S. Government Money Market Fund				
Actual Fund Return				
Fiduciary Shares	$1,000.00	$1,000.20	0.16%	$0.79
Class A Shares	1,000.00	1,000.20	0.18%	0.89
Class B Shares	1,000.00	1,000.20	0.18%	0.89
Class C Shares	1,000.00	1,000.20	0.18%	0.89
Class S Shares	1,000.00	1,000.20	0.19%	0.94
Hypothetical 5% Return				
Fiduciary Shares	$1,000.00	$1,024.00	0.16%	$0.80
Class A Shares	1,000.00	1,023.90	0.18%	0.90
Class B Shares	1,000.00	1,023.90	0.18%	0.90
Class C Shares	1,000.00	1,023.90	0.18%	0.90
Class S Shares	1,000.00	1,023.85	0.19%	0.95

4 HIGHMARK® FUNDS

schedule of investments

July 31, 2010

diversified money market fund

Description	Par	Value
Commercial Paper - Discounted* - 52.0%		
Asset-Backed Securities - Automobile - 9.5% (A)		
Giro Balanced Funding Corp.		
0.500%, 08/03/10	$ 120,000,000	$ 119,996,667
Silver Tower U.S. Funding		
1.055%, 08/30/10	125,000,000	124,894,271
Total Asset-Backed Securities - Automobile (Cost $244,890,938)		**244,890,938**
Asset-Backed Securities - Credit Card - 5.0% (A)		
White Point Funding Inc.		
0.601%, 08/03/10	50,132,000	50,130,329
0.550%, 08/09/10	25,000,000	24,996,944
0.601%, 08/26/10	52,007,000	51,985,331
Total Asset-Backed Securities - Credit Card (Cost $127,112,604)		**127,112,604**
Asset-Backed Securities - Diversified Financial Assets - 9.5% (A)		
Belmont Funding LLC		
0.550%, 08/06/10	125,000,000	124,990,451
Ebbets Funding LLC		
0.550%, 08/03/10	120,000,000	119,996,333
Total Asset-Backed Securities - Diversified Financial Assets (Cost $244,986,784)		**244,986,784**
Asset-Backed Securities - Government - 4.7% (A)		
Govco LLC		
0.501%, 08/16/10	50,000,000	49,989,583
0.531%, 08/23/10	70,000,000	69,977,328
Total Asset-Backed Securities - Government (Cost $119,966,911)		**119,966,911**
Asset-Backed Securities - Trade Receivables - 5.6% (A)		
Autobahn Funding Co. LLC		
0.260%, 08/02/10	40,000,000	39,999,711
Romulus Funding Corp.		
0.320%, 08/02/10	39,000,000	38,999,653
Sydney Capital Corp.		
0.621%, 08/16/10	17,000,000	16,995,608
0.621%, 08/25/10	48,000,000	47,980,160
Total Asset-Backed Securities - Trade Receivables (Cost $143,975,132)		**143,975,132**

Description	Par	Value
Commercial Paper - Discounted* - (continued)		
Banking - 12.8%		
Beethoven Funding Corp.		
0.420%, 08/06/10 (A)	$ 87,160,000	$ 87,154,916
Louis Dreyfus Corp. LOC: Calyon		
0.280%, 08/02/10	120,000,000	119,999,067
PB Finance (Delaware)		
1.002%, 08/03/10 (A)	95,000,000	94,994,722
1.002%, 08/04/10 (A)	25,000,000	24,997,917
Total Banking (Cost $327,146,622)		**327,146,622**
Oil-Integrated - 4.9% (A)		
BP Capital Markets PLC		
0.500%, 08/02/10	125,500,000	125,498,257
Total Oil-Integrated (Cost $125,498,257)		**125,498,257**
Total Commercial Paper - Discounted (Cost $1,333,577,248)		**1,333,577,248**
Certificates of Deposit - Yankee - 34.5%		
Allied Irish Banks PLC NY, Government of Ireland Guaranteed		
1.499%, 09/27/10 (B)	40,000,000	40,000,000
1.336%, 11/29/10 (B)	80,000,000	80,000,000
Banco Santander NY		
1.160%, 01/14/11	120,000,000	120,005,501
Bank of Ireland CT, Government of Ireland Guaranteed		
1.479%, 09/24/10 (B)	50,000,000	50,000,000
1.175%, 04/28/11 (B)	75,000,000	75,000,000
Credit Suisse NY		
0.428%, 12/03/10 (B)	50,000,000	50,000,000
Dexia Credit Local SA NY		
0.440%, 08/04/10	120,000,000	120,000,000
Natixis NY		
0.818%, 04/21/11 (B)	50,000,000	50,000,000
1.045%, 07/11/11 (B)	75,000,000	75,000,000
Societe Generale NY		
0.418%, 12/03/10 (B)	150,000,000	150,000,000
UBS AG CT		
0.791%, 12/16/10 (B)	75,000,000	75,000,000
Total Certificates of Deposit - Yankee (Cost $885,005,501)		**885,005,501**

The accompanying notes are an integral part of the financial statements.

10 HIGHMARK® FUNDS

schedule of investments

July 31, 2010

diversified money market fund (continued)

Description	Par	Value
Corporate Obligations - 9.7%		
Banking - 9.7%		
Bank of Montreal Chicago, MTN (A) (C) 0.888%, 08/05/11	$ 150,000,000	$ 150,000,000
Credit Agricole London, MTN (A) (C) 0.808%, 07/22/11	100,000,000	100,000,000
Total Corporate Obligations (Cost $250,000,000)		**250,000,000**
Foreign Bank Note - 1.9%		
Banking - 1.9%		
Westpac Banking Corp. (A) (C) 0.398%, 08/04/11	50,000,000	50,000,000
Total Foreign Bank Note (Cost $50,000,000)		**50,000,000**
Variable Rate Demand Notes - 0.4%		
Banking - 0.4% (D)		
Albany NY, Industrial Development Agency, Civic Facility Revenue, St. Rose, Ser B, RB, National-RE Insured, LOC: Bank of America 0.300%, 07/01/31	5,850,000	5,850,000
Washington State, Housing Finance Commission, Multi-Family Housing, The Lodge at Eagle Ridge, Ser B, RB, LOC: Bank of America 0.300%, 08/01/41	3,425,000	3,425,000
Total Variable Rate Demand Notes (Cost $9,275,000)		**9,275,000**
Repurchase Agreement - 1.5%		
Credit Suisse Securities (USA) 0.200%, dated 07/30/10, matures on 08/02/10, repurchase price $38,242,571 (collateralized by a U.S. Treasury Note Obligation, par value $38,755,000, 0.875%, 04/30/11, total market value $39,009,763)	$ 38,241,934	$ 38,241,934
Total Repurchase Agreement (Cost $38,241,934)		**38,241,934**
Total Investments - 100.0% (Cost $2,566,099,683) **		**2,566,099,683**
Other Assets & Liabilities, Net - (0.0)%		**(967,826)**
Net Assets - 100.0%		**$2,565,131,857**

* *Rate shown represents the money market equivalent yield to maturity at purchase.*

** *At July 31, 2010, cost is identical for book and federal income tax purposes.*

(A) *Securities sold within the terms of a private placement memorandum, exempt from registration under Section 3(a), 4(2) or Rule 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other "accredited investors." The value of these securities as of July 31, 2010 was $1,513,578,181 and represented 59.0% of net assets.*

(B) *Variable rate security whose interest rate is reset periodically based on an index. The rate reflected is the rate in effect on July 31, 2010. The date reported is the final maturity.*

(C) *Variable Rate/Extendable Security - The rate reflected is the rate in effect on July 31, 2010. The maturity date reflects the next date on which the principal can be recovered.*

(D) *Demand Feature - The adjustable rate reflected is the rate in effect on July 31, 2010. The date reported is the final maturity, not the date on which principal could be recovered.*

CT - Connecticut
LLC - Limited Liability Company
LOC - Letter of Credit
MTN - Medium Term Note
NY - New York
PLC - Public Liability Company
RB - Revenue Bond
Ser - Series

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 11

schedule of investments

July 31, 2010

diversified money market fund (concluded)

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 07/31/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities *	$ 2,566,099,683	$ —	$2,566,099,683	$ —

* See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

12 HighMark® Funds

statements of assets and liabilities

July 31, 2010

	California Tax-Free Money Market Fund	Diversified Money Market Fund	Treasury Plus Money Market Fund	U.S. Government Money Market Fund	100% U.S. Treasury Money Market Fund
Assets:					
Investments, at Value +	$ 462,766,146	$ 2,527,857,749	$ 6,996,232	$ 480,180,159	$ 875,520,078
Repurchase Agreements, at Value +	—	38,241,934	180,418,500	672,753,752	—
Receivable for Investments Sold	61,106,676	—	—	—	—
Receivable for Fund Shares Sold	—	562,134	—	1,525	10,367
Accrued Income	287,587	652,207	2,054	89,843	—
Prepaid Expenses	21,179	83,833	12,376	55,622	38,973
Deferred Compensation	36,263	154,835	9,977	65,609	49,834
Total Assets	524,217,851	2,567,552,692	187,439,139	1,153,146,510	875,619,252
Liabilities:					
Payable for Fund Shares Redeemed	—	675,485	—	—	44,011
Income Distribution Payable	4,189	186,527	3,912	36,841	3,415
Due to Custodian	—	—	—	—	556
Investment Adviser Fees Payable	126,070	657,525	—	9,994	6,500
Administration Fees Payable	76,997	328,761	7,313	134,812	44,148
Chief Compliance Officer Fees Payable	1,038	1,038	1,038	1,038	1,038
Custodian Fees Payable	3,208	13,698	883	5,805	4,409
Audit Fees Payable	25,560	34,906	25,001	28,708	27,241
Deferred Compensation Payable	36,263	154,835	9,977	65,609	49,834
Shareholder Servicing Fees Payable	22,212	101,252	—	—	—
Transfer Agent Fees Payable	9,694	38,780	2,958	16,960	11,120
Printing Fees Payable	28,415	116,778	6,356	39,274	28,597
Trustees Fees Payable	5,687	20,441	667	5,449	4,290
Accrued Distribution Fees	1,847	48,786	—	—	—
Accrued Expenses and Other Payables	12,593	42,023	3,077	15,193	10,884
Total Liabilities	353,773	2,420,835	61,182	359,683	236,043
Net Assets	$ 523,864,078	$ 2,565,131,857	$ 187,377,957	$ 1,152,786,827	$ 875,383,209
Net Assets:					
Paid-in Capital (unlimited authorized - no par value)	$ 523,814,149	$ 2,565,053,346	$ 187,377,782	$ 1,152,803,409	$ 875,566,070
Undistributed Net Investment Income	49,929	78,511	175	—	—
Accumulated Net Realized Gain (Loss) on Investments	—	—	—	(16,582)	(182,861)
Net Assets	$ 523,864,078	$ 2,565,131,857	$ 187,377,957	$ 1,152,786,827	$ 875,383,209
+ Cost of Investments and Repurchase Agreements	$ 462,766,146	$ 2,566,099,683	$ 187,414,732	$ 1,152,933,911	$ 875,520,078

Amounts designated as "-" are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 19

statements of assets and liabilities

July 31, 2010

		California Tax-Free Money Market Fund		Diversified Money Market Fund		Treasury Plus Money Market Fund		U.S. Government Money Market Fund		100% U.S. Treasury Money Market Fund
Fiduciary Shares:										
Net Assets	$	200,245,277	$	1,932,701,972	$	172,705,945	$	932,369,507	$	405,744,515
Shares of beneficial interest outstanding		200,227,914		1,932,658,314		172,705,945		932,391,768		405,847,798
Net Asset Value, Offering and Redemption Price Per Share	$	1.00	$	1.00	$	1.00	$	1.00	$	1.00
Class A Shares:										
Net Assets	$	299,723,700	$	450,044,731	$	14,672,011	$	40,888,122	$	144,867,304
Shares of beneficial interest outstanding		299,698,714		450,017,418		14,672,011		40,889,812		144,918,596
Net Asset Value, Offering and Redemption Price Per Share	$	1.00	$	1.00	$	1.00	$	1.00	$	1.00
Class B Shares:										
Net Assets	$	–	$	–	$	–	$	174,901	$	–
Shares of beneficial interest outstanding		–		–		–		174,906		–
Net Asset Value, Offering and Redemption Price Per Share (A)	$	N/A	$	N/A	$	N/A	$	1.00	$	N/A
Class C Shares:										
Net Assets	$	N/A	$	N/A	$	N/A	$	320,794	$	–
Shares of beneficial interest outstanding		N/A		N/A		N/A		320,799		–
Net Asset Value, Offering and Redemption Price Per Share (A)	$	N/A	$	N/A	$	N/A	$	1.00	$	N/A
Class S Shares:										
Net Assets	$	23,895,101	$	182,385,154	$	1	$	179,033,503	$	324,771,390
Shares of beneficial interest outstanding		23,893,601		182,377,728		1		179,037,411		324,801,255
Net Asset Value, Offering and Redemption Price Per Share	$	1.00	$	1.00	$	1.00	$	1.00	$	1.00

N/A Not applicable.

(A) Class B and Class C Shares have contingent deferred sales charges (see Note 3 in the notes to financial statements).

Amounts designated as "–" are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

20 HIGHMARK® FUNDS

statements of operations

For the Year Ended July 31, 2010

	California Tax-Free Money Market Fund	Diversified Money Market Fund	Treasury Plus Money Market Fund	U.S. Government Money Market Fund	100% U.S. Treasury Money Market Fund
Interest Income	$ 2,997,435	$ 24,107,878	$ 333,105	$ 2,581,896	$ 1,109,107
Dividend Income	4,580	–	–	–	–
Total Investment Income	3,002,015	24,107,878	333,105	2,581,896	1,109,107
Expenses:					
Investment Adviser Fees	2,058,645	8,767,809	523,803	3,239,827	2,274,398
Shareholder Servicing Fees Fiduciary Shares	626,927	5,222,774	413,061	2,195,971	1,139,464
Shareholder Servicing Fees Class A Shares	1,015,322	1,557,318	23,442	121,568	375,358
Shareholder Servicing Fees Class B Shares	–	–	–	546	–
Administration Fees	1,026,763	4,373,802	261,370	1,616,590	1,134,797
Custodian Fees	42,991	182,663	10,913	67,497	47,383
Trustees Fees	46,753	178,782	9,932	60,201	43,442
Chief Compliance Officer Fees	7,052	7,052	7,052	7,052	7,052
Distribution Fees Class A Shares	1,015,322	1,557,318	23,442	121,568	375,358
Distribution Fees Class B Shares	–	–	–	1,636	–
Distribution Fees Class C Shares	–	–	–	2,139	–
Distribution Fees Class S Shares	161,234	1,158,115	–	838,326	837,121
Registration Fees	15,897	48,108	13,793	59,982	38,401
Transfer Agent Fees	93,256	378,567	24,801	149,521	103,604
Printing Fees	109,778	445,700	24,706	153,587	107,375
Audit Fees	27,346	44,237	25,069	31,259	29,160
Legal Fees	64,966	281,226	16,622	100,421	71,189
Money Market Government Insurance Expense (Note 7)	65,130	188,855	1	38,945	40,634
Miscellaneous Fees	58,864	139,063	35,440	104,511	44,705
Total Expenses	6,436,246	24,531,389	1,413,447	8,911,147	6,669,441
Less: Waivers, Reimbursements and Reduction of Expenses					
Investment Adviser Fee Waiver	(925,985)	–	(523,803)	(3,169,300)	(2,274,398)
Shareholder Servicing Fee Waiver - Fiduciary Shares	(588,519)	(4,181,539)	(412,977)	(2,195,968)	(1,139,446)
Shareholder Servicing Fee Waiver - Class A Shares	(947,923)	(1,245,854)	(23,440)	(113,540)	(375,357)
Shareholder Servicing Fee Waiver - Class B Shares	–	–	–	(511)	–
Distribution Fee Waiver - Class A Shares (Note 3)	(959,892)	(527,694)	(21,830)	(121,567)	(375,354)
Distribution Fee Waiver - Class B Shares (Note 3)	–	–	–	(1,636)	–
Distribution Fee Waiver - Class C Shares (Note 3)	–	–	–	(2,102)	–
Distribution Fee Waiver - Class S Shares (Note 3)	(153,313)	(652,966)	–	(798,243)	(837,115)
Administration Fee Waiver	–	–	(170,284)	(646,835)	(611,051)
Reimbursement of Expenses by Adviser	–	–	(216)	–	–
Reduction of Expenses by Administrator	(27,477)	(117,322)	(7,560)	(49,713)	(37,760)
Total Waivers and Reduction of Expenses	(3,603,109)	(6,725,375)	(1,160,110)	(7,099,415)	(5,650,481)
Total Net Expenses	2,833,137	17,806,014	253,337	1,811,732	1,018,960
Net Investment Income	168,878	6,301,864	79,768	770,164	90,147
Net Realized Gain on Investments	–	1,597	–	–	5,081
Increase in Net Assets Resulting from Operations	$ 168,878	$ 6,303,461	$ 79,768	$ 770,164	$ 95,228

Amounts designated as "-" are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 21

statements of changes in net assets

For the Years or Periods Ended July 31

	California Tax-Free Money Market Fund	
	2010	2009
Investment Activities:		
Net Investment Income	$ 168,878	$ 12,417,334
Net Realized Gain on Investments	–	49,628
Net Increase in Net Assets Resulting From Operations	168,878	12,466,962
Dividends and Distributions to Shareholders:		
Net Investment Income:		
Fiduciary Shares	(81,804)	(5,473,489)
Class A Shares	(81,211)	(6,650,655)
Class B Shares	–	–
Class C Shares	–	–
Class S Shares	(5,863)	(293,504)
Total Dividends and Distributions	(168,878)	(12,417,648)
Net Increase (Decrease) in Net Assets From Share Transactions (2)	(462,603,673)	(183,464,174)
Total Increase (Decrease) in Net Assets	(462,603,673)	(183,414,860)
Net Assets:		
Beginning of Year	986,467,751	1,169,882,611
End of Year	$ 523,864,078	$ 986,467,751
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	$ 49,929	$ 301

Amounts designated as "–" are either $0 or have been rounded to $0.

(1) Commenced operations on August 14, 2008.

(2) For details on share transaction by class, see statement of changes in net assets - capital stock activity on pages 24 - 27.

The accompanying notes are an integral part of the financial statements.

22 HIGHMARK® FUNDS

Diversified Money Market Fund		Treasury Plus Money Market Fund		U.S. Government Money Market Fund		100% U.S. Treasury Money Market Fund	
2010	2009	2010	2009[1]	2010	2009	2010	2009
$ 6,301,864	$ 47,718,812	$ 79,768	$ 258,914	$ 770,164	$ 8,075,912	$ 90,147	$ 1,599,214
1,597	66,058	–	–	–	4,809	5,081	57,950
6,303,461	47,784,870	79,768	258,914	770,164	8,080,721	95,228	1,657,164
(5,467,391)	(32,026,561)	(76,405)	(241,416)	(661,441)	(6,100,320)	(54,385)	(1,061,703)
(680,925)	(12,179,555)	(3,363)	(17,498)	(32,239)	(800,188)	(18,362)	(291,845)
–	–	–	–	(140)	(948)	–	–
–	–	–	–	(174)	(1,874)	–	–
(153,548)	(3,512,696)	–	–	(76,170)	(1,172,582)	(17,400)	(245,666)
(6,301,864)	(47,718,812)	(79,768)	(258,914)	(770,164)	(8,075,912)	(90,147)	(1,599,214)
(943,763,155)	(286,706)	34,297,790	153,080,167	54,531,113	280,307,127	139,057,440	(22,791,727)
(943,761,558)	(220,648)	34,297,790	153,080,167	54,531,113	280,311,936	139,062,521	(22,733,777)
3,508,893,415	3,509,114,063	153,080,167	–	1,098,255,714	817,943,778	736,320,688	759,054,465
$2,565,131,857	$3,508,893,415	$ 187,377,957	$ 153,080,167	$1,152,786,827	$1,098,255,714	875,383,209	$ 736,320,688
$ 78,511	$ 10,857	$ 175	$ 6,796	$ –	$ –	$ –	$ –

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 23

statements of changes in net assets

(capital stock activity)
For the Years or Periods Ended July 31

	California Tax-Free Money Market Fund			
	2010		2009	
	Shares	Dollars	Shares	Dollars
Share Transactions:				
Fiduciary Shares:				
Proceeds from Shares Issued	290,787,104	$ 290,787,104	816,608,895	$ 816,608,895
Reinvestment of Dividends and Distributions	351	351	20,714	20,714
Cost of Shares Redeemed	(433,617,326)	(433,617,326)	(933,848,749)	(933,848,749)
Total Fiduciary Share Transactions	(142,829,871)	(142,829,871)	(117,219,140)	(117,219,140)
Class A Shares:				
Proceeds from Shares Issued	763,102,936	763,102,936	1,072,115,583	1,072,115,583
Reinvestment of Dividends and Distributions	81,208	81,208	6,649,969	6,649,969
Cost of Shares Redeemed	(1,067,624,817)	(1,067,624,817)	(1,149,274,829)	(1,149,274,829)
Total Class A Share Transactions	(304,440,673)	(304,440,673)	(70,509,277)	(70,509,277)
Class S Shares:				
Proceeds from Shares Issued	80,120,610	80,120,610	170,241,248	170,241,247
Reinvestment of Dividends and Distributions	5,863	5,863	293,504	293,504
Cost of Shares Redeemed	(95,459,602)	(95,459,602)	(166,270,508)	(166,270,508)
Total Class S Share Transactions	(15,333,129)	(15,333,129)	4,264,244	4,264,243
Net Increase (Decrease) from Capital Stock Activity	(462,603,673)	$ (462,603,673)	(183,464,173)	$ (183,464,174)

Amounts designated as "–" are either $0 or have been rounded to $0.
(1) Commenced operations on August 14, 2008.

The accompanying notes are an integral part of the financial statements.

24 HIGHMARK® FUNDS

Diversified Money Market Fund			
2010		2009	
Shares	Dollars	Shares	Dollars
2,824,103,317	$ 2,824,103,317	3,673,507,711	$ 3,673,507,711
947,131	947,131	6,995,499	6,995,499
(3,308,122,951)	(3,308,122,951)	(3,458,895,692)	(3,458,895,692)
(483,072,503)	(483,072,503)	221,607,518	221,607,518
387,787,168	387,787,168	663,815,274	663,815,274
678,589	678,589	12,137,722	12,137,722
(797,078,083)	(797,078,083)	(798,977,752)	(798,977,752)
(408,612,326)	(408,612,326)	(123,024,756)	(123,024,756)
720,255,934	720,255,934	763,693,507	763,693,507
153,477	153,477	3,512,696	3,512,696
(772,487,737)	(772,487,737)	(866,075,671)	(866,075,671)
(52,078,326)	(52,078,326)	(98,869,468)	(98,869,468)
(943,763,155)	$ (943,763,155)	(286,706)	$ (286,706)

Treasury Plus Money Market Fund			
2010		2009[1]	
Shares	Dollars	Shares	Dollars
924,237,730	$ 924,237,730	761,238,502	$ 761,238,502
—	—	—	—
(890,764,850)	(890,764,850)	(622,005,437)	(622,005,437)
33,472,880	33,472,880	139,233,065	139,233,065
28,097,674	28,097,674	70,861,264	70,861,264
3,363	3,363	17,498	17,498
(27,276,127)	(27,276,127)	(57,031,661)	(57,031,661)
824,910	824,910	13,847,101	13,847,101
—	—	1	1
—	—	—	—
—	—	—	—
—	—	1	1
34,297,790	$ 34,297,790	153,080,167	$ 153,080,167

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 25

financial highlights

For a Share Outstanding Throughout Each Period
For the Years or Periods Ended July 31

	Net Asset Value, Beginning of Period	Investment Activities: Net Investment Income†	Investment Activities: Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends and Distributions: Net Investment Income	Dividends and Distributions: Capital Gains	Total from Dividends and Distributions	Net Asset Value, End of Period	Total Return**	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Net Investment Income to Average Net Assets
California Tax-Free Money Market Fund													
Fiduciary Shares													
2010	$1.00	$ —††	$ —††	$ —††	$ —††	$ —	$ —††	$1.00	0.03%	$ 200,245	0.40%†††	0.78%	0.03%
2009	1.00	0.011	—	0.011	(0.011)	—	(0.011)	1.00	1.15	343,075	0.54†††	0.79	1.14
2008	1.00	0.024	0.001	0.025	(0.025)	—	(0.025)	1.00	2.55	460,265	0.49	0.76	2.42
2007	1.00	0.031	—	0.031	(0.031)	—	(0.031)	1.00	3.13	226,583	0.48	0.79	3.08
2006	1.00	0.025	—	0.025	(0.025)	—	(0.025)	1.00	2.57	176,711	0.48	0.79	2.53
Class A Shares													
2010	$1.00	$ —††	$ —††	$ —††	$ —††	$ —	$ —††	$1.00	0.02%	$ 299,724	0.42%†††	1.03%	0.02%
2009	1.00	0.009	—	0.009	(0.009)	—	(0.009)	1.00	0.93	604,164	0.78†††	1.04	0.90
2008	1.00	0.022	0.001	0.023	(0.023)	—	(0.023)	1.00	2.30	674,650	0.74	1.01	2.17
2007	1.00	0.028	—	0.028	(0.028)	—	(0.028)	1.00	2.87	329,718	0.72	1.04	2.83
2006	1.00	0.023	—	0.023	(0.023)	—	(0.023)	1.00	2.32	278,442	0.73	1.03	2.30
Class S Shares													
2010	$1.00	$ —††	$ —††	$ —††	$ —††	$ —	$ —††	$1.00	0.02%	$ 23,895	0.42%†††	1.08%	0.02%
2009	1.00	0.007	—	0.007	(0.007)	—	(0.007)	1.00	0.73	39,228	0.97†††	1.09	0.71
2008	1.00	0.019	0.001	0.020	(0.020)	—	(0.020)	1.00	2.04	34,968	0.99	1.06	1.92
2007	1.00	0.026	—	0.026	(0.026)	—	(0.026)	1.00	2.61	56,721	0.98	1.09	2.60
2006	1.00	0.020	—	0.020	(0.020)	—	(0.020)	1.00	2.05	40,753	0.99	1.09	2.03
Diversified Money Market Fund													
Fiduciary Shares													
2010	$1.00	$ 0.003	$ —††	$0.003	$(0.003)	$ —	$(0.003)	$1.00	0.25%	$1,932,702	0.56%†††	0.76%	0.26%
2009	1.00	0.015	—	0.015	(0.015)	—	(0.015)	1.00	1.55	2,415,777	0.58†††	0.80	1.53
2008	1.00	0.037	—	0.037	(0.037)	—	(0.037)	1.00	3.81	2,193,518	0.54	0.76	3.66
2007	1.00	0.049	—	0.049	(0.049)	—	(0.049)	1.00	4.98	1,764,559	0.52	0.78	4.87
2006	1.00	0.039	—	0.039	(0.039)	—	(0.039)	1.00	4.02	1,923,511	0.52	0.79	3.93
Class A Shares													
2010	$1.00	$ 0.001	$ —††	$0.001	$(0.001)	$ —	$(0.001)	$1.00	0.10%	$ 450,045	0.73%†††	1.01%	0.10%
2009	1.00	0.013	—	0.013	(0.013)	—	(0.013)	1.00	1.30	858,653	0.83†††	1.05	1.28
2008	1.00	0.034	0.001	0.035	(0.035)	—	(0.035)	1.00	3.55	981,601	0.79	1.01	3.41
2007	1.00	0.046	—	0.046	(0.046)	—	(0.046)	1.00	4.72	792,969	0.78	1.03	4.62
2006	1.00	0.037	—	0.037	(0.037)	—	(0.037)	1.00	3.76	724,910	0.77	1.04	3.74
Class S Shares													
2010	$1.00	$ 0.001	$ —††	$0.001	$(0.001)	$ —	$(0.001)	$1.00	0.07%	$ 182,385	0.75%†††	1.06%	0.07%
2009	1.00	0.010	—	0.010	(0.010)	—	(0.010)	1.00	1.05	234,462	1.08†††	1.10	1.03
2008	1.00	0.032	—	0.032	(0.032)	—	(0.032)	1.00	3.29	333,995	1.04	1.06	3.16
2007	1.00	0.044	—	0.044	(0.044)	—	(0.044)	1.00	4.47	372,409	1.03	1.08	4.37
2006	1.00	0.033	0.001	0.034	(0.034)	—	(0.034)	1.00	3.49	464,413	1.05	1.10	3.29
Treasury Plus Money Market Fund													
Fiduciary Shares													
2010	$1.00	$ 0.001	$ —	$0.001	$(0.001)	$ —	$(0.001)	$1.00	0.05%	$ 172,706	0.14%†††	0.80%	0.05%
2009 (1)	1.00	0.004^	—	0.004	(0.004)	—	(0.004)	1.00	0.41	139,233	0.15*†††	0.80*	0.23*
Class A Shares													
2010	$1.00	$ —††	$ —	$ —	$ —††	$ —	$ —††	$1.00	0.03%	$ 14,672	0.16%†††	1.05%	0.03%
2009 (1)	1.00	0.001^	—	0.001	(0.001)	—	(0.001)	1.00	0.10	13,847	0.30*†††	1.05*	0.08*
Class S Shares													
2010 (2)	$1.00	$ —	$ —	$ —	$ —	$ —	$ —	$1.00	0.00%	$ —	0.14%†††	1.10%	0.05%
2009 (1)(2)	1.00	—^	—	—	—	—	—	1.00	0.00	—	0.15*†††	0.55*	0.23*

The accompanying notes are an integral part of the financial statements.

28 HIGHMARK® FUNDS

notes to financial statements

July 31, 2010

1. organization

HighMark® Funds ("HighMark" or the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company with twenty-nine separate funds. The following funds of the Trust are included in these financial statements: California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Money Market Fund (collectively, the "Money Market Funds"). The Money Market Funds are collectively the "Funds" and each is a "Fund." Pursuant to HighMark's multiple class plan, the Funds may offer up to six classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the "Retail Shares"), Fiduciary Shares, Class S Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

Class B Shares of the Funds are closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. significant accounting policies

Use of Estimates in the Preparation of Financial Statements – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

Security Valuation – All securities, with the exception of repurchase agreements, held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premium are accreted and amortized ratably to maturity and are included in interest income. Repurchase agreements are valued at cost, which approximates market or fair value.

Fair Value Measurements - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

- Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities
- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A summary of the levels for each of Fund's investments as of July 31, 2010 is included with each Fund's schedule of investments.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments, as soon as the Fund is made aware of it.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by HighMark Capital Management, Inc. (the "Adviser" or the "Administrator") are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

Classes – Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

Dividends and Distributions to Shareholders – Dividends from net investment income for the Funds are declared daily and paid monthly. None of the Funds has a targeted dividend rate, and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

Deferred Compensation Plan – Under the deferred compensation plan approved by HighMark's Board of Trustees (the "Board"), members of the Board (the "Trustees") who are not officers or employees of Union Bank, N.A. (the "Bank") or any subsidiary of the Bank are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same

HIGHMARK® FUNDS 31

notes to financial statements (continued)

July 31, 2010

economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation is allocated to the Funds based on average net assets.

3. agreements and transactions with affiliates

HighMark and the Adviser are parties to an investment advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

California Tax-Free Money Market	0.30%
Diversified Money Market	0.30%
Treasury Plus Money Market	0.30%
U.S. Government Money Market	0.30%
100% U.S. Treasury Money Market	0.30%

Effective December 1, 2009, the Adviser contractually agreed to reduce its fees throughout the period December 1, 2009 through November 30, 2010 and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

	Fiduciary Shares	Class A Shares	Class B Shares	Class C Shares	Class M Shares	Class S Shares
California Tax-Free Money Market	0.55%	0.80%	n/a	n/a	n/a	1.05%
Diversified Money Market	0.57	0.82	n/a	n/a	n/a	1.07
Treasury Plus Money Market	0.55	0.80	n/a	n/a	n/a	1.05
U.S. Government Money Market	0.57	0.82	1.52	1.27	n/a	1.07
100% U.S. Treasury Money Market	0.55	0.80	n/a	n/a	n/a	1.05

n/a – not applicable

Effective December 1, 2009, the Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

The total amount of fees waived and/or assumed by the Adviser during the last fiscal year ended July 31, and is therefore currently eligible for recoupment provided that the total recoupment does not exceed the Funds' respective limitation, is as follows:

	For the Period December 1, 2009 - July 31, 2010
CA Tax-Free Money Market	$ 647,577
Treasury Plus Money Market	362,876
U.S. Government Money Market	2,147,285
100% US Treasury Money Market	1,508,719

These amounts will expire on July 31, 2013.

Effective August 1, 2009 through November 30, 2009, the Adviser contractually agreed to reduce its fees and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

	Fiduciary Shares	Class A Shares	Class B Shares	Class C Shares	Class M Shares	Class S Shares
California Tax-Free Money Market	0.55%	0.80%	n/a	n/a	n/a	1.05%
Diversified Money Market	0.55	0.80	n/a	n/a	n/a	1.05
Treasury Plus Money Market	0.55	0.80	n/a	n/a	n/a	1.05
U.S. Government Money Market	0.55	0.80	1.50	1.25	n/a	1.05
100% U.S. Treasury Money Market	0.55	0.80	n/a	n/a	n/a	1.05

n/a – not applicable

The Fund's total actual annual operating expense ratio may be less than the amount shown for such Fund above due to additional waivers/reimbursements described below.

Effective December 10, 2007, the Administrator and HighMark are parties to an administrative services agreement ("Administrative Services Agreement") under which the Administrator provides the Funds with administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. Prior to December 10, 2007, the Administrator and HighMark were parties to an administrative services agreement under which the Administrator provided the Funds with management and administrative services for an annual fee of 0.15% of the first $10 billion of the average daily net assets of the Funds and 0.145% of such average daily net assets in excess of $10 billion allocated to each Fund based on its respective net assets, possibly subject to certain minimum fees. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator. For the period, the Administrator voluntarily waived such portion of its administration fee for the Treasury Plus Money Market Fund, the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund, which provided investors with a higher yield during the period.

Effective December 10, 2007 for the Money Market Funds, pursuant to a separate agreement with the Administrator, BNY Mellon Investment Servicing (US) Inc., (the "Sub-Administrator") formerly known as PNC Global Investment Servicing (U.S.) Inc., performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and

32 HighMark® Funds

0.015% of such assets in excess of $8 billion. For the year ended July 31, 2010, the Sub-Administrator earned sub-administration fees in the amount of $1,386,664.

Prior to December 1, 2009, the Administrator was responsible for certain fees charged by HighMark Funds' transfer agent and certain routine legal expenses incurred by the Trust. These expenses are included in "Reduction of Expenses by the Administrator" on the statement of operations.

Certain officers of HighMark and Trustees who are deemed to be "interested persons" of HighMark as defined in the 1940 Act ("Interested Trustees") are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The Trustees who are not "interested persons" of HighMark ("Independent Trustees") receive quarterly retainer fees and fees and expenses for each meeting of the Board attended, which is paid by the Funds.

Effective August 1, 2009, Boston Financial Data Services, Inc. ("BFDS") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. Prior to August 1, 2009, State Street Bank and Trust Company ("State Street") served as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. State Street had sub-contracted such services to its affiliate, BFDS.

Effective December 1, 2008, HighMark Funds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of BNY Mellon Distributors Inc., formerly known as PFPC Distributors, Inc., and HighMark are parties to an underwriting agreement dated December 1, 2008. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares, 0.75% of the daily net assets attributable to each Fund's Class C Shares and 0.55% of the daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities.

The Distributor voluntarily agreed to waive up to 0.25% of the distribution fee attributable to Class A Shares, up to 0.75% of the distribution fee attributable to Class B Shares, up to 0.75% of the distribution fee attributable to Class C Shares, up to 0.55% of the distribution fee attributable to Class S Shares for the Money Market Funds during the year ended July 31, 2010. The Distributor waived the following amounts during the period:

Fund	Class A	Class B	Class C	Class S
California Tax-Free Money Market	$959,892	N/A	N/A	$153,313
Diversified Money Market	527,694	N/A	N/A	652,966
Treasury Plus Money Market	21,830	N/A	N/A	–
U.S. Government Money Market	121,567	1,636	2,102	798,243
100% U.S. Treasury Money Market	375,354	N/A	N/A	837,115

HighMark has also adopted shareholder services plans/agreements permitting payment of compensation to service providers, that may include the Bank, or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for certain classes of all Funds for the year ended July 31, 2010. For the year ended July 31, 2010, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $1,466,677, which is included in the shareholder servicing fees and the related waivers on the statement of operations.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

Years Since Purchase Made	Contingent Deferred Sales Charge
First	5%
Second	4%
Third	3%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and Eighth	None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.00625% of each Fund's daily net assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. federal income taxes

It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required.

HighMark® Funds 33

notes to financial statements (concluded)

July 31, 2010

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2007 through 2009) and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains or undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Permanent differences, primarily attributable to net operating losses and the characterization of income and capital gain distributions have been reclassified to/from the following accounts:

	Undistributed Net Investment Income	Undistributed Net Realized Gain	Paid-in Capital
California Tax-Free Money Market	$49,628	$(49,628)	$ –
Diversified Money Market	67,654	(67,655)	1
Treasury Plus Money Market	(6,621)	–	6,621
U.S. Government Money Market	–	11,280	(11,280)

These reclassifications have no effect on net assets or net asset value per share of the Funds.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2010 and July 31, 2009 (unless otherwise indicated) were as follows:

	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
California Tax-Free Money Market					
2010	$ 168,843	$ 35	$ –	$ –	$ 168,878
2009	12,357,513	60,135	–	–	12,417,648
Diversified Money Market					
2010	–	6,301,864	–	–	6,301,864
2009	–	47,718,812	–	–	47,718,812
Treasury Plus Money Market					
2010	–	79,768	–	–	79,768
2009 (1)	–	258,914	–	–	258,914
U.S. Government Money Market					
2010	–	770,164	–	–	770,164
2009	–	8,075,912	–	–	8,075,912
100% U.S. Treasury Money Market					
2010	–	90,147	–	–	90,147
2009	–	1,599,214	–	–	1,599,214

(1) Commenced operations on August 14, 2008.

As of July 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Post-October Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
California Tax-Free Money Market	$ –	$ 54,118	$ –	$ –	$ –	$ –	($4,189)	$ 49,929
Diversified Money Market	265,038	–	–	–	–	–	(186,527)	78,511
Treasury Plus Money Market	4,087	–	–	–	–	–	(3,912)	175
U.S. Government Money Market	36,839	–	–	(16,581)	–	–	(36,840)	(16,582)
100% U.S. Treasury Money Market	3,416	–	–	(115,585)	(67,276)	–	(3,416)	(182,861)

Amounts designated as "–" are either not applicable or less than $1.00.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through July 31, 2010, that, in accordance with federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

34 HIGHMARK® FUNDS

For federal income tax purposes, capital loss carryforwards represent net realized losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. At July 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	2011	2012	2013	2014	2015	2016	2017	2018	Total
U.S. Government Money Market ...	$ 14,850	$ –	$ 1,112	$ 618	$ –	$ –	$ –	$ 1	$ 16,581
100% U.S. Treasury Money Market .	87,431	–	–	–	16,174	11,980	–	–	115,585

Amounts designated as "–" are either not applicable or less than $1.00.

During the year ended July 31, 2010, capital loss carryforwards that were utilized and/or expired are as follows:

U.S. Government Money Market ...	$11,280
100% U.S. Treasury Money Market .	1,362

5. concentration of credit risk

The California Tax-Free Money Market Fund invest in debt securities issued by the State of California and its political subdivisions. The ability of the issuers of the securities held by this Fund to meet their obligations may be affected by economic and political developments in their respective states.

6. other

At July 31, 2010, the percentage of total shares outstanding held by shareholders of record (comprised of omnibus accounts held on behalf of individual shareholders) owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

	No. of Shareholders	% Ownership
California Tax-Free Money Market	2	95%
Diversified Money Market	2	80%
Treasury Plus Money Market	1	92%
US Government Money Market	3	98%
100% US Treasury Money Market	2	61%

7. temporary guarantee program

On October 3, 2008, the Board approved the participation of each of the Money Market Funds (the "Participating Funds") in the U.S. Department of the Treasury's Temporary Guarantee Program (the "Program") for money market funds. The Program was designed to protect the net asset value of certain shares of a shareholder of record in the Participating Funds at the close of business on September 19, 2008. The number of covered shares was the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment was triggered. Payment was triggered if a Participating Fund's net asset value fell below $0.995 and the Fund liquidated. Eligible shareholders would receive a payment from the Program in the amount of the shortfall between the Fund's net asset value and $1.00 per share for each covered share. Guarantee payments under the Program would not exceed the amount available within the U.S. Department of the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment. At the initial time of offering, ESF assets were approximately $50 billion.

Each Participating Fund incurred the expense of its participation in the Program without regard to any expense caps currently in place. The fee for participating in the Program ranged from 0.01% to 0.015%.

The Treasury twice extended the Program from December 1, 2008 through April 30, 2009 and from May 1, 2009 through September 18, 2009. The Program expired on September 18, 2009.

The following table represents the expense charged to each Participating Fund for the year ended July 31, 2010:

	Amount Charged	Expense Ratio
California Tax-Free Money Market	$ 65,130	0.009%
Diversified Money Market	188,855	0.006%
Treasury Plus Money Market	1	0.000%
U.S. Government Money Market	38,945	0.004%
100% U.S. Treasury Money Market	40,634	0.005%

8. new accounting pronouncement

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

9. subsequent events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined there are no subsequent events that would require disclosure in or adjustment to the financial statements.

HIGHMARK® FUNDS 35

Diversified Money Market Fund

Fund Information and Unaudited Holdings as of March 31, 2011

Weighted Average Maturity: 28 Days

Weighted Average Life: 99 Days

Issuer	Category Of Investment	Cusip	Principal Amount	Effective Maturity/Reset Date	Final Maturity Date	Coupon/Yield	Amortized Cost
AUTOBAHN FUNDING CO LLC	Asset Backed Commercial Paper	0527M1R15	20,000,000	04/01/11	04/01/11	0.260%	20,000,000
RHEINGOLD SECURITISATION	Asset Backed Commercial Paper	76205MR14	50,000,000	04/01/11	04/01/11	0.370%	50,000,000
ROYAL PARK INV FDG CORP	Asset Backed Commercial Paper	78064JDA2	27,500,000	04/01/11	04/01/11	0.530%	27,500,000
CITIBANK NA	Certificate Of Deposit	PP2N2J706	100,000,000	04/01/11	04/01/11	0.130%	100,000,000
MERRILL LYNCH, PIERCE, FENNER & SMITH INC	Other Note	MLPFSMN99	75,000,000	04/01/11	04/01/11	0.250%	75,000,000
TOYOTA MOTOR CREDIT CORP	Other Note	89233P3Y0	39,000,000	04/01/11	01/13/12	0.320%	39,000,000
BARCLAYS CAPITAL INC. REPO	Treasury Repurchase Agreement	RP2N08R65	20,000,000	04/01/11	04/01/11	0.110%	20,000,000
CREDIT SUISSE SECURITIES (USA) LLC REPO	Treasury Repurchase Agreement	RP2N08R57	125,000,000	04/01/11	04/01/11	0.120%	125,000,000
DEUTSCHE BANK SECURITIES INC REPO	Treasury Repurchase Agreement	RP2N08R73	46,576,237	04/01/11	04/01/11	0.080%	46,576,237
EBBETS FUNDING LLC	Asset Backed Commercial Paper	27864KR47	90,000,000	04/04/11	04/04/11	0.380%	89,997,150
ROMULUS FUNDING CORP	Asset Backed Commercial Paper	77619FR41	25,000,000	04/04/11	04/04/11	0.350%	24,999,271
WHITE POINT FDG INC	Asset Backed Commercial Paper	96442MR49	25,000,000	04/04/11	04/04/11	0.300%	24,999,375
WESTPAC BANKING CORP	Other Note	91621CBB6	50,000,000	04/04/11	04/04/12	0.340%	50,000,000
ARABELLA FINANCE LLC	Asset Backed Commercial Paper	03846WR52	45,000,000	04/05/11	04/05/11	0.530%	44,997,350
EBBETS FUNDING LLC	Asset Backed Commercial Paper	27864KR54	30,000,000	04/05/11	04/05/11	0.300%	29,999,000
WHITE POINT FDG INC	Asset Backed Commercial Paper	96442MR56	35,722,000	04/05/11	04/05/11	0.320%	35,720,285
BANK OF MONTREAL, CHICAGO	Other Note	06366EAA2	150,000,000	04/05/11	04/05/12	0.800%	150,000,000
BELMONT FUNDING LLC	Asset Backed Commercial Paper	08037MR60	50,000,000	04/06/11	04/06/11	0.380%	49,997,361
WINSTON SALEM	Variable Rate Demand Note	975691HG4	3,000,000	04/06/11	04/06/11	0.340%	3,000,000
WASHINGTON STATE HOUSING FINANCE COMMISSION/WA	Variable Rate Demand Note	93978REJ8	3,425,000	04/07/11	04/07/11	0.230%	3,425,000
ROYAL PARK INV FDG CORP	Asset Backed Commercial Paper	78064JDE4	50,000,000	04/08/11	04/08/11	0.530%	49,994,847
NATIXIS, NEW YORK BRANCH	Certificate Of Deposit	63873BXZ5	75,000,000	04/11/11	07/11/11	0.959%	75,000,000
SOCIETE GENERALE	Certificate Of Deposit	83369RNW7	75,000,000	04/11/11	01/11/12	0.608%	75,000,000
SOCIETE GENERALE/NEW YORK NY	Certificate Of Deposit	83369RRP8	50,000,000	04/11/11	02/10/12	0.768%	50,000,000
BEETHOVEN FUNDING CORP	Asset Backed Commercial Paper	07712URF6	15,000,000	04/15/11	04/15/11	0.450%	14,997,375
RHEINGOLD SECURITISATION	Asset Backed Commercial Paper	76205MRF3	75,000,000	04/15/11	04/15/11	0.420%	74,987,750
BEETHOVEN FUNDING CORP	Asset Backed Commercial Paper	07712URK5	19,013,000	04/19/11	04/19/11	0.450%	19,008,722
AUTOBAHN FUNDING CO LLC	Asset Backed Commercial Paper	0527M1RL1	73,759,000	04/20/11	04/20/11	0.300%	73,747,321
MONT BLANC CAPITAL CORP	Asset Backed Commercial Paper	6117P5RL3	25,400,000	04/20/11	04/20/11	0.260%	25,396,514
NATIXIS, NEW YORK BRANCH	Certificate Of Deposit	63873BUR6	50,000,000	04/21/11	04/21/11	0.603%	50,000,000
BARCLAYS BANK PLC NEW YORK	Certificate Of Deposit	06740MPM9	100,000,000	04/26/11	09/22/11	0.754%	100,000,000
PB FINANCE (DELAWARE)	Financial Company Commercial Paper	6931M3RS0	50,000,000	04/26/11	04/26/11	0.500%	49,982,639
ARABELLA FINANCE LLC	Asset Backed Commercial Paper	03846WRT0	75,000,000	04/27/11	04/27/11	0.630%	74,965,875
SYDNEY CAPITAL CORP	Asset Backed Commercial Paper	87123MRT9	25,000,000	04/27/11	04/27/11	0.400%	24,992,778
BANK OF AMERICA NA	Other Note	06052WBL6	100,000,000	04/27/11	07/27/11	0.348%	100,000,000
AUTOBAHN FUNDING CO LLC	Asset Backed Commercial Paper	0527M1RU1	33,216,000	04/28/11	04/28/11	0.270%	33,209,274
BANK OF IRELAND STAMFORD	Certificate Of Deposit	38375WZZ2	75,000,000	04/28/11	04/28/11	1.098%	75,000,000
BEETHOVEN FUNDING CORP	Asset Backed Commercial Paper	07712US99	39,755,000	05/09/11	05/09/11	0.450%	39,736,116
KBC BANK NV NY	Certificate Of Deposit	4823T0TE9	61,000,000	05/23/11	05/23/11	0.490%	61,000,440
WHITE POINT FDG INC	Asset Backed Commercial Paper	96442MSX4	20,736,000	05/31/11	05/31/11	0.420%	20,721,485
SILVER TOWER US FUNDING	Asset Backed Commercial Paper	82831NT10	20,000,000	06/01/11	06/01/11	0.681%	19,976,955
SYDNEY CAPITAL CORP	Asset Backed Commercial Paper	87123MTE0	100,000,000	06/14/11	06/14/11	0.380%	99,921,889

HighMark® FUNDS

Diversified Money Market Fund

Fund Information and Unaudited Holdings as of March 31, 2011

Weighted Average Maturity: 28 Days

Weighted Average Life: 99 Days

Issuer	Category Of Investment	Cusip	Principal Amount	Effective Maturity/Reset Date	Final Maturity Date	Coupon/Yield	Amortized Cost
PB FINANCE (DELAWARE)	Financial Company Commercial Paper	6931M3TN9	50,000,000	06/22/11	06/22/11	0.551%	49,937,361
CREDIT AGRICOLE SA/LONDON	Other Note	22531XAK5	100,000,000	06/22/11	04/20/12	0.589%	100,000,000
WHITE POINT FDG INC	Asset Backed Commercial Paper	96442MTQ8	35,144,000	06/24/11	06/24/11	0.451%	35,107,099
KBC BANK NV NY	Certificate Of Deposit	4823T0TG4	60,000,000	06/29/11	06/29/11	0.550%	60,000,741
SILVER TOWER US FUNDING	Asset Backed Commercial Paper	82831NUF7	25,000,000	07/15/11	07/15/11	0.803%	24,941,667
SILVER TOWER US FUNDING	Asset Backed Commercial Paper	82831NW81	75,000,000	09/08/11	09/08/11	0.884%	74,706,667

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-705-1115 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-705-1115.

INVESTMENT ADVISOR

Bishop Asset Management, LLC
One Stamford Plaza

263 Tresser Blvd., 9th Floor

Stamford, CT 06901

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

            Andrew B. Rogers, President

Date

6/8/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/8/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/8/11